CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total USD ($)	Financial Advisory [Member] USD ($)	Vendor [Member] USD ($)	Employee Stock [Member] USD ($)	Series B Convertible Preferred Stock [Member] USD ($)	Series B Convertible Preferred Stock [Member] Financial Advisory [Member]	Series B Convertible Preferred Stock [Member] Vendor [Member]	Series B Convertible Preferred Stock [Member] Employee Stock [Member]	Treasury Stock [Member] USD ($)	Treasury Stock [Member] Financial Advisory [Member] USD ($)	Treasury Stock [Member] Vendor [Member] USD ($)	Treasury Stock [Member] Employee Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Financial Advisory [Member] USD ($)	Additional Paid-in Capital [Member] Vendor [Member] USD ($)	Additional Paid-in Capital [Member] Employee Stock [Member] USD ($)	Accumulated Deficit during Development Stage [Member] USD ($)	Accumulated Deficit during Development Stage [Member] Financial Advisory [Member] USD ($)	Accumulated Deficit during Development Stage [Member] Vendor [Member] USD ($)	Accumulated Deficit during Development Stage [Member] Employee Stock [Member] USD ($)	Common Stock [Member] USD ($)	Common Stock [Member] Financial Advisory [Member] USD ($)	Common Stock [Member] Vendor [Member] USD ($)	Common Stock [Member] Employee Stock [Member] USD ($)
Balance at Dec. 31, 2011	$ 600				$ 15				$ 0				$ (23)				$ 600				$ 8
Balance (in shares) at Dec. 31, 2011					14,999				0												7,668
Net income (loss)	11,298								0				0				11,298				0
Net distribution to related party shareholder	(9,970)								0				0				(9,970)				0
Balance at Dec. 31, 2012	1,928				15				0				(23)				1,928				8
Balance (in shares) at Dec. 31, 2012					14,999				0												7,668
Net income (loss)	(14,369)								0				0				(14,369)				0
Net assets received and shares outstanding at time of reverse merger completed on September 18, 2013	15,216								(713)				15,922				0				7
Net assets received and shares outstanding at time of reverse merger completed on September 18, 2013 (in shares)					0				355												6,552
Incentive shares vested, value		4,441	3,125	614						0	0	0		4,440	3,124	614		0	0	0		1	1	0
Incentive shares vested (in shares)						0	0	0		0	0	0										1,326	1,445	183
Purchase of treasury shares at cost	0								(127)				127				0				0
Purchase of treasury shares at cost (in shares)					0				39												0
Stock issued during period value new issues	11,694								0				11,690				0				4
Stock issued during period shares new issues					0				0												3,961
Stock options granted, $2.364 per option	212								0				212				0				0
Net distribution to related party shareholder	1,292								0				1,292				0				0
Balance at Dec. 31, 2013	$ 24,153				$ 15				$ (840)				$ 37,398				$ (12,441)				$ 21
Balance (in shares) at Dec. 31, 2013					14,999				394												21,135